UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06199

The Nottingham Investment Trust II
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                          (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

with a copy to:
The Law Offices of John H. Lively & Associates, Inc.
 A Member Firm of the 1940 Act Law Group
 2041 West 141st Terrace, Suite 119
 Leawood, KS 66224

Registrant’s telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: December 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of December 31, 2010
	Shares or	Coupon /	Maturity	Value
	Principal	Discount Rate	Date	(Note 1)

UNITED STATES AGENCY & RELATED OBLIGATIONS - 39.39%
* Alter Barge Line Title XI	201,000	6.000%	3/1/2026	$228,834
* Ecuador Government US AID Bond	21,951	7.050%	5/1/2015	25,043
Israel Government US AID Bond	175,000	5.500%	9/18/2033	194,373
Matson Navigation Co Inc Title XI	468,000	5.337%	9/4/2028	498,930
Private Export Funding Corp	75,000	4.300%	12/15/2021	77,129
Reinauer Maritime Co LLC Title XI	528,000	5.875%	11/30/2026	579,855
Rowan Cos Inc Title XI	214,279	2.800%	10/20/2013	214,789
SBA Series 1992-20H	31,108	7.400%	8/1/2012	31,804
SBA Series 1995-20-L	39,730	6.450%	12/1/2015	44,079
SBA Series 1997-20A	32,903	7.150%	1/1/2017	35,854
SBA Series 1998-20B	107,639	6.150%	2/1/2018	117,226
SBA Series 1999-20I	107,939	7.300%	9/1/2019	119,540
SBA Series 2000-20K	255,582	7.220%	11/1/2020	283,324
SBA Series 2001-20A	206,098	6.290%	1/1/2021	223,566
SBA Series 2001-20K	332,032	5.340%	11/1/2021	355,396
SBA Series 2002-10B	97,810	5.300%	3/1/2012	99,452
SBA Series 2002-20H	128,299	5.310%	8/1/2022	136,956
SBA Series 2003-10B	101,013	3.390%	3/1/2013	102,661
SBA Series 2004-20D	135,064	4.770%	4/1/2024	143,198
SBA Series 2005-20B	203,742	4.625%	2/1/2025	215,365
SBA Series 2005-20L	117,300	5.390%	12/1/2025	126,390
SBA Series 2006-20H	135,590	5.700%	8/1/2026	148,910
SBA Series 2006-20K	418,914	5.360%	11/1/2026	451,761
SBA Series 2007-20A	142,843	5.320%	1/1/2027	153,358
SBA Series 2007-20G	91,812	5.820%	7/1/2027	102,041
SBA Series 2008-20A	155,077	5.170%	1/1/2028	167,011
SBA Series 2008-20A	146,013	5.560%	9/1/2027	159,055
SBA Series 2008-20C	173,107	5.490%	3/1/2028	186,088
SBA Series 2008-20D	151,458	5.370%	4/1/2028	164,092
SBA Series 2008-20E	98,837	5.490%	5/1/2028	106,707
SBA Series 2008-20I	180,079	5.600%	9/1/2028	194,358
SBA Series 2009-20C	89,943	4.660%	3/1/2029	94,065
SBA Series 2009-20F	130,957	4.950%	6/1/2029	137,228
Sterling Equipment Title XI	201,740	6.125%	9/28/2019	222,203
Tennessee Valley Authority	150,000	4.650%	6/15/2035	146,210
United States Treasury Strip Coupon	550,000	0.000%	8/15/2035	175,184
United States Treasury Strip Coupon	400,000	0.000%	8/15/2030	163,064

Total United States Agency & Related Obligations (Cost $6,294,214)				6,625,099

				(Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of December 31, 2010
		Shares or	Coupon /	Maturity	Value
		Principal	Discount Rate	Date	(Note 1)

MORTGAGE-BACKED SECURITIES - 21.78%
	Fannie Mae Pool #745275	163,895	5.000%	2/1/2036	$173,037
	Fannie Mae Pool #874210	123,841	5.260%	1/1/2025	131,949
	Fannie Mae Pool #888829	57,551	5.832%	6/1/2037	62,585
	Fannie Mae Pool #926050	163,996	5.000%	4/1/2038	172,545
	Fannie Mae Pool #931293	123,492	6.000%	6/1/2039	135,952
	Fannie Mae Pool #958736	154,196	4.940%	5/1/2019	164,697
	Fannie Mae Pool #AA3414	151,403	4.500%	3/1/2039	155,576
	Fannie Mae Pool #AB1152	155,916	4.000%	6/1/2025	161,178
*	Fannie Mae Pool #AD0166	147,690	4.875%	8/1/2019	160,526
*	Fannie Mae Pool #AD0342	147,889	4.639%	10/1/2019	155,269
	Fannie Mae Pool #AD0786	198,368	4.501%	1/1/2020	211,367
	Fannie Mae Pool #AD0910	173,855	4.601%	4/1/2020	182,031
	Fannie Mae Pool #AD1608	304,861	4.000%	2/1/2025	315,150
	Fannie Mae Pool #AD1656	157,112	4.500%	3/1/2040	161,417
*	Federal Agricultural Mortgage Corp	252,641	6.767%	4/25/2013	270,362
*	FHA Downtowner Apts	8,040	8.375%	11/1/2011	8,321
*	FHA Reilly #046	9,019	6.513%	6/1/2014	8,812
*	FHA USGI #87	31,370	7.430%	8/1/2023	30,224
	Ginnie Mae II Pool #3665	325,824	5.500%	1/20/2035	352,324
*	Ginnie Mae II Pool #4441	167,711	5.000%	5/20/2039	175,220
	Ginnie Mae Trust 2003-72	175,000	4.353%	2/16/2041	180,765
	Ginnie Mae Trust 2005-32	139,571	4.385%	8/16/2030	141,398
	Ginnie Mae Trust 2009-114	147,578	3.103%	12/16/2038	152,565

Total Mortgage-Backed Securities (Cost $3,556,369)					3,663,270

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.21%
	Citigroup/Deutsche Bank CMT 2006-CD3 AJ	655,000	5.688%	10/15/2048	579,835
	JP Morgan Chase CMS 2006-CB17 A3	300,000	5.450%	12/12/2043	310,357
	Merrill Lynch/Countrywide CMT 2006-3 AM	320,000	5.456%	7/12/2046	322,973

Total Commercial Mortgage-Backed Securities (Cost $1,178,908)					1,213,165

CORPORATE OBLIGATIONS - 27.77%

Financials - 6.17%
	Ally Financial Inc	175,000	6.875%	8/28/2012	182,567
	Provident Cos Inc	375,000	7.000%	7/15/2018	405,137
	USB Capital IX	275,000	6.189%	12/29/2049	211,750
	Wachovia Capital Trust III	275,000	5.800%	3/15/2042	238,562
					1,038,016

					(Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of December 31, 2010
	Shares or	Coupon /	Maturity	Value
	Principal	Discount Rate	Date	(Note 1)

Industrials - 16.72%
American Airlines Pass Through Trust 2001-01	337,678	6.977%	5/23/2021	$300,534
* Burlington Northern and Santa Fe Railway 1998-CTR	212,330	6.230%	7/2/2018	242,785
Chesapeake Energy Corp	150,000	6.875%	11/15/2020	151,875
Continental Airlines Inc	263,698	7.707%	4/2/2021	294,024
CSXT TRUST 1998 A	300,000	6.550%	6/15/2013	332,361
CVS Pass-Through Trust	180,170	6.036%	12/10/2028	184,780
* Federal Express Corp 1999 Pass Through Trust	105,043	7.650%	1/15/2022	131,225
Ford Motor Credit Co LLC	250,000	7.375%	2/1/2011	250,747
GATX Financial Corp	500,000	6.273%	6/15/2011	509,203
Pulte Group Inc	325,000	5.250%	1/15/2014	320,125
* Union Pacific Railroad Co 2001 Pass Through Trust	79,882	6.630%	1/27/2022	94,617
				2,812,276
Utilities - 4.88%
Commonwealth Edison Co	200,000	5.900%	3/15/2036	206,629
Nevada Power Co	375,000	5.875%	1/15/2015	418,161
NextEra Energy Capital Holdings Inc	200,000	6.350%	10/1/2066	195,500
				820,290

Total Corporate Obligations (Cost $4,645,796)				4,670,582

INVESTMENT COMPANY - 2.09%
§ Dreyfus Treasury Cash Management, 0.01%	350,680			350,680

Total Investment Company (Cost $350,680)				350,680

Total Value of Investments (Cost $16,025,967) - 98.24%				$16,522,796

Other Assets Less Liabilities - 1.76%				296,078

Net Assets - 100%				$16,818,874

§ Represents 7 day effective yield
* Securities valued using Matrix System (note 1)

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$715,729
Aggregate gross unrealized depreciation				(218,900)

Net unrealized appreciation				$496,829

				(Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of December 31, 2010

Summary of Investments by Category
	% of Net
Category	Assets	Value
United States Agency & Related Obligations	39.39%	$6,625,099
Mortgage-Backed Securities	21.78%	3,663,270
Commercial Mortgage-Backed Securities	7.21%	1,213,165
Corporate Obligations	27.77%	4,670,582
Investment Company	2.09%	350,680
Total	98.24%	$16,522,796

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

This Schedule of Investments includes securities valued at $1,531,238 (79.10% of net assets) whose values have been estimated using a matrix pricing system approved by the Trust’s Board of Trustees.  When a security is valued using the matrix pricing system, the value for the security is determined by considering the yields of securities of comparable price, yield, yield curve, maturity, and relative risk, especially the current market yields of U.S. Treasury securities with similar remaining years to maturity.  The value for the security is then periodically recalibrated by use of an observable input such as a dealer quote.  The values estimated using the matrix pricing system may differ from the values that would have resulted from actual purchase and sale transactions.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

			(Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of December 31, 2010

Note 1 - Investment Valuation - continued

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
US Agency Obligations	$ 6,625,099	$ -	$ 6,625,099	$ -
Mortgage-Backed Securities	3,663,270	-	3,615,913	47,357
Commercial Mortgage-Backed Securities	1,213,165	-	1,213,165	-
Corporate Obligations	4,670,582	-	4,670,582	-
Investment Company	350,680	-	350,680	-
Total	$16,522,796	$ -	$16,475,439	$ 47,357

The following is a reconciliation of the Fund's Level 3 investments in securities:

Balance, beginning of fiscal year			$65,479
	Accrued discounts / (premiums)		(18)
Realized gain (loss)			(339)
	Change in unrealized appreciation (depreciation)		(285)
Net purchases (sales)			(17,480)
Balance, end of current period			$47,357

The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of December 31, 2010
		Shares	Value (Note 1)

COMMON STOCKS - 94.40%

Business Services - 15.23%
*	ACI Worldwide, Inc.	760,680	$20,439,472
*	Concur Technologies, Inc.	389,052	20,203,470
*	Diodes, Inc.	1,046,328	28,240,393
*	MedAssets, Inc.	1,234,156	24,917,610
	NIC, Inc.	2,397,837	23,282,997
*	Nuance Communications, Inc.	780,420	14,188,035
*ß	PROS Holdings, Inc.	1,730,877	19,714,689
			150,986,666
Consumer Related - 12.47%
*	Dolby Laboratories, Inc.	304,400	20,303,480
*	DTS, Inc.	581,483	28,521,741
*	Green Mountain Coffee Roasters, Inc.	807,201	26,524,625
	PetMed Express, Inc.	882,231	15,712,534
*	Rovi Corp.	525,560	32,589,976
			123,652,356
Industrial Products & Systems - 24.02%
*	ANSYS, Inc.	444,616	23,151,155
	Balchem Corp.	757,517	25,611,650
	CARBO Ceramics, Inc.	303,314	31,405,132
	Cognex Corp.	620,285	18,248,785
*	Dionex Corp.	138,540	16,349,105
ß	Dynamic Materials Corp.	841,961	19,003,060
*	FLIR Systems, Inc.	678,982	20,199,714
*	Hittite Microwave Corp.	445,072	27,167,195
*ß	Measurement Specialties, Inc.	1,151,930	33,809,145
	Sun Hydraulics Corp.	614,626	23,232,863
			238,177,804
Information/Knowledge Management - 16.55%
ß	American Software, Inc.	1,373,199	9,296,557
	Blackbaud, Inc.	878,761	22,759,910
*	FEI Co.	949,841	25,085,301
*	Manhattan Associates, Inc.	541,208	16,528,492
*	Medidata Solutions, Inc.	916,594	21,888,265
*	Netscout Systems, Inc.	1,073,384	24,698,566
	Quality Systems, Inc.	300,673	20,992,989
*	Tyler Technologies, Inc.	1,098,196	22,798,549
			164,048,629

			(Continued)

The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of December 31, 2010
			Shares	Value (Note 1)

COMMON STOCKS - (Continued)

	Medical/Health Care - 20.77%
	*	Abaxis, Inc.	850,767	$22,843,094
	*ß	Accelrys, Inc.	3,028,894	25,139,820
	*	Affymetrix, Inc.	358,843	1,804,980
	*	Bruker Corp.	568,600	9,438,760
	ß	Cantel Medical Corp.	900,916	21,081,434
	*	Gen-Probe, Inc.	419,695	24,489,203
	*	Immucor, Inc.	1,108,349	21,978,561
	*ß	IRIS International, Inc.	1,717,370	17,568,695
	*ß	Kensey Nash Corp.	618,374	17,209,348
		Meridian Bioscience, Inc.	1,078,329	24,974,100
		Techne Corp.	294,771	19,357,612
				205,885,607
	Pharmaceuticals - 5.36%
	*	Albany Molecular Research, Inc.	490,059	2,754,132
	*	Human Genome Sciences, Inc.	130,874	3,126,580
	*	Incyte Corp., Ltd.	431,570	7,146,799
	*	Kendle International, Inc.	162,488	1,769,494
		Medicis Pharmaceutical Corp.	262,570	7,034,250
	*	Neogen Corp.	763,299	31,318,158
				53,149,413

		Total Common Stocks (Cost $584,481,766)		935,900,475

INVESTMENT COMPANIES - 5.45%
	§	Dreyfus Cash Management, 0.14%		45,232,563
	§	Fidelity Institutional Money Market Funds, 0.21%		8,851,087

		Total Investment Companies (Cost $54,083,650)		54,083,650

Total Value of Investments (Cost $638,565,416(a)) - 99.85%				$989,984,125

Other Assets Less Liabilities - 0.15%				1,468,960

	Net Assets - 100%			$991,453,085

*	Non-income producing investment
§	Represents 7 day effective yield
ß	Affiliated company - The Fund owns greater than 5% of this security. See Note 1 for more information.

				(Continued)

The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of December 31, 2010
			Value (Note 1)

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$361,728,078
Aggregate gross unrealized depreciation			(10,309,369)

Net unrealized appreciation			$351,418,709

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Business Services	15.23%	$ 150,986,666
Consumer Related	12.48%	123,652,356
Industrial Products & Systems	24.02%	238,177,804
Information/Knowledge
Management	16.55%	164,048,629
Medical/Health Care	20.77%	205,885,607
Pharmaceuticals	5.36%	53,149,413
Other	5.45%	54,083,650
Total	99.86%	$ 989,984,125

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

			(Continued)

The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of December 31, 2010

Note 1 - Investment Valuation - continued

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$ 935,900,475	$ 935,900,475	$ -	$ -
Investment Companies	54,083,650	-	54,083,650	-
Total	$ 989,984,125	$ 935,900,475	$ 54,083,650	$ -

Affiliated Companies
An affiliated company is one that can have direct or indirect common ownership. The Fund owns greater than 5% of the companies listed in the table below as of December 31, 2010.

Security	Number of Shares	Net Profit (Loss)	Dividends or Interest	Value

Accelrys, Inc.	3,028,894	$ -	$ -	$ 25,139,820
American Software, Inc.	1,373,199	-	-	9,296,557
Cantel Medical Corp.	878,761	-	-	21,081,434
Dynamic Materials Corp.	949,841	-	-	19,003,060
IRIS International, Inc.	541,208	-	-	17,568,695
Kensey Nash Corp.	916,594	-	-	17,209,348
Measurement Specialties, Inc.	1,073,384	-	-	33,809,145
PROS Holdings, Inc.	2,397,837	-	-	19,714,689
TOTAL	11,159,718	$ -	$ -	$ 162,822,748

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2010
		Shares	Value (Note 1)

COMMON STOCKS - 97.67%

Australian Equity - 1.22%
	Redflex Holdings Ltd	52,922	$129,247
			129,247
Bermuda Equities - 6.17%
	Invesco Ltd	6,281	151,121
*	Nabors Industries Ltd	11,542	270,775
	Tyco International Ltd	5,523	228,873
			650,769
Canadian Equities - 7.21%
	Canadian Natural Resources Ltd	7,267	323,132
	Le Chateau Inc	15,700	181,021
	TMX Group Inc	6,895	256,679
			760,831
Egyptian Equity - 1.18%
*Ω	Orascom Telecom Holding SAE	34,055	124,301
			124,301
Finland Equity - 1.62%
	Kone OYJ	3,071	170,807
			170,807
French Equities - 4.85%
*µ	Flamel Technologies SA	13,277	90,815
	Meetic	11,044	239,946
	Sanofi-Aventis SA	2,828	180,923
			511,684
German Equity - 1.98%
*	Bayerische Motoren Werke AG	2,647	208,273
			208,273
Hong Kong Equities - 8.43%
	Chaoda Modern Agriculture Holdings Ltd	170,000	127,509
	Esprit Holdings Ltd	49,404	235,172
	Kingsoft Corp Ltd	236,000	117,502
	Peak Sport Products Co Ltd	290,000	190,279
	Ping An Insurance Group Co of China Ltd	19,600	219,128
			889,590
Irish Equities - 5.00%
	DCC PLC	7,494	236,461
*µ	ICON PLC	6,883	150,738
	Total Produce PLC	280,222	140,497
			527,695

			(Continued)

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2010
		Shares	Value (Note 1)

COMMON STOCKS - (Continued)

Israeli Equity - 2.07%
µ	Teva Pharmaceutical Industries Ltd	4,182	$218,008
			218,008
Italian Equity - 2.21%
	Azimut Holding SpA	25,717	233,122
			233,122
Japanese Equities - 15.30%
	Foster Electric Co Ltd	9,124	269,146
	Japan Tobacco Inc	93	342,637
	Mitsubishi Estate Co Ltd	13,700	252,960
	Rakuten Inc	337	280,961
	Sapporo Holdings Ltd	27,000	121,820
*	Yamaha Motor Co Ltd	21,390	346,958
			1,614,482
Luxembourg Equity - 2.26%
	Millicom International Cellular SA	2,494	238,426
			238,426
Mexican Equity - 2.20%
µ	Fomento Economico Mexicano SAB de CV	4,159	232,571
			232,571
Netherlands Equity - 1.84%
	Wolters Kluwer NV	8,846	193,965
			193,965
Spanish Equity - 1.22%
	Grifols SA	9,446.00	128,819
			128,819
Singapore Equities - 3.49%
	Goodpack Ltd	35,000	55,932
	UOB-Kay Hian Holdings Ltd	226,424	312,419
			368,351
South African Equity - 3.10%
µ	Sasol Ltd	6,286	327,186
			327,186
South Korean Equity - 1.00%
	SK Telecom Co Ltd	5,681	105,837
			105,837

			(Continued)

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2010
			Shares	Value (Note 1)

COMMON STOCKS - (Continued)

Swiss Equities - 11.88%
	Lindt & Spruengli AG - REG		1	$32,585
	Lindt & Spruengli AG - PC		23	69,930
	Nestle SA		3,877	230,311
	Nobel Biocare Holding AG		10,746	200,416
	Roche Holding AG		1,305	191,843
	The Swatch Group AG		660	293,024
*	Transocean Ltd		3,388	235,500
				1,253,609
United Kingdom Equities - 13.44%
	BAE Systems PLC		42,110	216,754
	Barclays PLC		51,675	210,896
	Diageo PLC		12,717	235,056
	Management Consulting Group PLC Rights Shares		18,463	-
	Management Consulting Group PLC		424,599	203,653
	Reed Elsevier PLC		35,186	297,191
*	Southern Cross Healthcare Ltd		119,679	35,468
	United Business Media Ltd		20,367	219,202
				1,418,220

	Total Common Stocks (Cost $8,619,675)			10,305,795

INVESTMENT COMPANY - 1.82%
§	Dreyfus Cash Management, 0.14%		191,682	191,682

	Total Investment Company (Cost $191,682)			191,682

Total Value of Investments (Cost $8,811,357) - 99.49%				$10,497,477

Other Assets Less Liabilities - 0.51%				53,561

Net Assets - 100%				$10,551,038

*	Non-income producing investment.	µ	American Depositary Receipt.
§	Represents 7 day effective yield.	Ω	Global Depositary Receipts.

				(Continued)

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2010
			Value (Note 1)

The following acronyms and abbreviations are used in this portfolio:

AG - Aktiengesellschaft (German, & Switzerland)
NV - Naamloze Vennootschap (Dutch)
OYJ - Julkinen Osakeyhtiö (Finland)
PLC - Public Limited Company (Ireland & United Kingdom)
SA - Societe Anonyme (French, Luxembourg, & Switzerland)
SAB de CV - Convertible Securities (Mexican)
SAE - Societe Anonyme Egyptienne (Egyptian)
SpA - Societa Per Azioni (Italian)

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$2,238,327
Aggregate gross unrealized depreciation			(552,207)

Net unrealized appreciation			$1,686,120

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	25.73%	$2,715,192
Consumer Staples	14.53%	1,532,916
Energy	10.96%	1,156,593
Financials	15.51%	1,636,325
Health Care	11.35%	1,197,030
Industrials	10.54%	1,112,480
Information Technology	4.61%	486,695
Telecommunication Services	4.44%	468,564
Other	1.82%	191,682
Total	99.49%	$10,497,477

			(Continued)

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2010

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$ 10,305,795	$ 10,305,795	$ -	$ -
Investment Company	191,682	-	191,682	-
Total	$ 10,497,477	$ 10,305,795	$ 191,682	$ -

(Continued)

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2010

Note 2 - Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.  The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The values of each individual forward currency contract outstanding as of December 31, 2010, are disclosed in the table below.

Contracts to Buy (Sell)	Settlement Date		Settlement Value	Net Unrealized Appreciation (Depreciation)

(2,056) SGD		01/03/11	$1,602	$ 14
(2,057) SGD		01/04/11	1,604	6
			3,206	20

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of December 31, 2010
		Shares	Value (Note 1)

COMMON STOCKS - 94.35%

Consumer Discretionary - 14.64%
	Coach, Inc.	6,128	$338,940
*	Dick's Sporting Goods, Inc.	10,199	382,462
	Family Dollar Stores, Inc.	3,067	152,461
*	NVR, Inc.	179	123,693
	Staples, Inc.	8,328	189,629
	Starbucks Corp.	9,011	289,523
*	Toll Brothers, Inc.	6,566	124,754
	Tractor Supply Co.	10,350	501,871
			2,103,333
Consumer Staples - 4.46%
*	Hansen Natural Corp.	5,484	286,704
*	Whole Foods Market, Inc.	6,986	353,422
			640,126
Energy - 5.93%
*	Cameron International Corp.	9,193	466,729
	Diamond Offshore Drilling, Inc.	5,765	385,505
			852,234
Financials - 4.39%
*	Stifel Financial Corp.	4,028	249,897
	T. Rowe Price Group, Inc.	5,912	381,561
			631,458
Health Care - 20.67%
*	Allscripts Healthcare Solutions, Inc.	13,785	265,637
*	Celgene Corp.	5,984	353,894
*	Covance, Inc.	7,145	367,325
*	IDEXX Laboratories, Inc.	4,400	304,568
*	MedAssets, Inc.	11,781	237,858
	Meridian Bioscience, Inc.	10,600	245,496
*	Myriad Genetics, Inc.	8,060	184,090
*	Parexel International Corp.	12,198	258,963
μ	Shire PLC	4,552	329,474
*	St. Jude Medical, Inc.	9,869	422,097
			2,969,402
Industrials - 16.84%
	Expeditors International of Washington, Inc.	5,119	279,497
	Fastenal Co.	4,583	274,568
	Iron Mountain, Inc.	13,854	346,489
	JB Hunt Transport Services, Inc.	4,787	195,357
	MSC Industrial Direct Co.	3,384	218,911
*	Quanta Services, Inc.	20,783	413,997
*	Waters Corp.	3,496	271,674
*	FLIR Systems, Inc.	14,084	418,999
			2,419,492
			(Continued)

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of December 31, 2010
			Shares	Value (Note 1)

COMMON STOCKS - (Continued)

	Information Technology - 24.18%
	*	Akamai Technologies, Inc.	2,529	$118,989
	*	ANSYS, Inc.	6,752	351,577
		Blackbaud, Inc.	8,289	214,685
	*	Concur Technologies, Inc.	3,409	177,029
	*	Diodes, Inc.	16,812	453,756
		Factset Research Systems, Inc.	3,005	281,749
	*	FEI Co.	18,493	488,400
	*	NetApp, Inc.	5,375	295,410
	*	Rovi Corp.	4,565	283,076
		The Western Union Co.	17,706	328,800
	*	Trimble Navigation Ltd.	12,060	481,556
				3,475,027
	Materials - 3.24%
		Ecolab, Inc.	4,861	245,091
		Sigma-Aldrich Corp.	3,314	220,580
				465,671

		Total Common Stocks (Cost $9,227,566)		13,556,743

INVESTMENT COMPANY - 7.18%
	§	Dreyfus Cash Management, 0.14%	660,605	660,605
	§	Fidelity Institutional Money Market Funds, 0.21%	371,493	371,493

		Total Investment Company (Cost $1,032,098)		1,032,098

Total Value of Investments (Cost $10,259,664) - 101.53%				$14,588,841

Liabilities in Excess of Other Assets - (1.53)%				(220,348)

	Net Assets - 100%			$14,368,493

*	Non-income producing investment		The following acronyms are used in this portfolio:
§	Represents 7 day effective yield		PLC - Public Limited Company (British)
μ	American Depositary Receipt

	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized
	appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$4,338,361
	Aggregate gross unrealized depreciation			(9,184)

		Net unrealized appreciation		$4,329,177

				(Continued)

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of December 31, 2010

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	14.64%	$ 2,103,333
Consumer Staples	4.46%	640,126
Energy	5.93%	852,234
Financials	4.39%	631,458
Health Care	20.67%	2,969,402
Industrials	16.84%	2,419,492
Information Technology	24.18%	3,475,027
Materials	3.24%	465,671
Other	7.18%	1,032,098
Total	101.53%	$14,588,841

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

			(Continued)

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of December 31, 2010

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$ 13,556,743	$ 13,556,743	$ -	$
Investment Company	1,032,098	-	1,032,098	-
Total	$ 14,588,841	$ 13,556,743	$ 1,032,098	$

ITEM 2. CONTROLS AND PROCEDURES

(a)
The Principal Executive Officers and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Nottingham Investment Trust II

/s/ T. Lee Hale, Jr.
By: (Signature and Title)	T. Lee Hale, Jr. Treasurer, Assistant Secretary, and Principal Financial Officer

Date: February 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Douglas S. Folk
By: (Signature and Title)	Douglas S. Folk President and Principal Executive Officer, EARNEST Partners Fixed Income Trust

Date: February 28, 2011

/s/ Keith A. Lee
By: (Signature and Title)
Keith A. Lee
Trustee, The Nottingham Investment Trust II
Vice President and Principal Executive Officer, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, and The Brown Capital Management Mid-Cap Fund

Date: February 25, 2011

/s/ T. Lee Hale, Jr.
By: (Signature and Title)	T. Lee Hale, Jr. Treasurer, Assistant Secretary, and Principal Financial Officer, The Nottingham Investment Trust II

Date: February 24, 2011